Disclosures About Fair Value of Financial Instruments (Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash equivalents	$ 93,541	$ 132,040
Short-term Investments	19,588
Derivatives	35,378
Total Assets	148,507	132,040
Liabilities
Derivatives	23,545	30,591
Share-based compensation	1,483	512
Secured loan agreement		164,385
Total Liabilities	25,028	195,488
Quoted Prices in Active Markets For Identical Assets (Level 1) [Member]
Assets
Cash equivalents	93,541	132,040
Short-term Investments	0
Derivatives	0
Total Assets	93,541	132,040
Liabilities
Derivatives	0	0
Share-based compensation	0	0
Secured loan agreement		0
Total Liabilities	0	0
Significant Other Observable Inputs (Level 2) [Member]
Assets
Cash equivalents	0	0
Short-term Investments	19,588
Derivatives	35,378
Total Assets	54,966	0
Liabilities
Derivatives	23,545	30,591
Share-based compensation	1,483	512
Secured loan agreement		164,385
Total Liabilities	25,028	195,488
Significant Unobservable Inputs (Level 3) [Member]
Assets
Cash equivalents	0	0
Short-term Investments	0
Derivatives	0
Total Assets	0	0
Liabilities
Derivatives	0	0
Share-based compensation	0	0
Secured loan agreement		0
Total Liabilities	$ 0	$ 0